1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

February 18, 2022

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

Securities Act File No. 333-111986

Post-Effective Amendment No. 158

Investment Company Act File No. 811-21475

Amendment No. 158

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is Post-Effective Amendment No. 158 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering Class A shares of the RBC Emerging Markets Value Equity Fund, an existing series of the Trust.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (202) 261-3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen